PROSPECTUS SUPPLEMENT                                        64002 7/00
dated July 24, 2000 to:

Putnam Emerging Markets Fund (the "fund")
Prospectus dated December 30, 1999

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                 Since   Experience
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Thomas R. Haslett       1997    1996-Present          Putnam Management
Managing Director               Prior to Dec. 1996    Montgomery Asset
                                                      Management Ltd.
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J. Peter Grant          1995    1973-Present          Putnam Management
Senior Vice President
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Stephen Oler            1997    1997-Present          Putnam Management
Senior Vice President           1996-1997             Templeton Investments
                                Prior to March 1996   Baring Asset Management
                                                      Co.
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Carmel Peters           1997    1997-Present          Putnam Management
Senior Vice President           1996-1997             Wheelock Natwest
                                                      Investment Management,
                                                      Hong Kong
                                Prior to Feb. 1996    Rothschild Asset
                                                      Management Asia Pacific,
                                                      Hong Kong
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Paul C. Warren          1999    1997-Present          Putnam Management
Senior Vice President           Prior to May 1997     IDS Fund Management
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Claudio Brocado         2000    1999-Present          Putnam Management
Vice President                  Jan. 1999-Aug. 1999   Stires, O'Donnell & Co.
                                Nov. 1998-Jan 1999    Coast Partners
                                Oct. 1997-Nov. 1998   Dresdner RCM Global
                                                      Investors
                                Prior to Oct. 1997    Valores Finamex
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